Total
Class R6 Shares | Sterling Capital Stratton Real Estate Fund
Summary Sterling Capital Stratton Real Estate Fund
Investment Objective
The Fund seeks total return through investment in real estate securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class R6 Shares Sterling Capital Stratton Real Estate Fund Class R6 Shares USD ($)
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class R6 Shares Sterling Capital Stratton Real Estate Fund Class R6 Shares
Management Fees	0.58%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%	[1]
Total Annual Fund Operating Expenses	0.82%
Fee Waiver or Expense Reimbursement	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.73%	[2]
[1]	The amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.
[2]	The Fund's administrator, Sterling Capital Management LLC ("Sterling Capital"), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.73% of the Class R6 Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Class R6 Shares | Sterling Capital Stratton Real Estate Fund | Class R6 Shares | USD ($)	75	253	446	1,005

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.56% of the average value of its portfolio.

Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) including Real Estate Investment Trusts (“REITs”). A real estate company derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund will invest more than 25% of its assets in REITs, including mortgage REITs and other real estate-related securities. The Fund may invest in equity securities including, without limitation, preferred stocks, convertible securities, limited liability companies and similar enterprises. The Fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In pursuing total return, the Fund will emphasize both capital appreciation and current income.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter:	15.78%	03/31/2019
Worst quarter:	-13.97%	09/30/2011

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Class R6 Shares - Sterling Capital Stratton Real Estate Fund		1 Year	5 Years	10 Years
Class R6 Shares	[1],[2]	26.87%	7.95%	11.63%
Class R6 Shares | After Taxes on Distributions	[1],[2]	24.85%	6.19%	10.13%
Class R6 Shares | After Taxes on Distributions and Sales	[1],[2]	16.62%	5.64%	9.10%
FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)	[3]	28.66%	8.43%	12.59%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		31.49%	11.70%	13.56%
[1]	Class R6 Shares commenced operations on February 1, 2020. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
[2]	Performance for the Institutional Shares prior to November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Real Estate Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[3]	Returns for the FTSE Nareit All Equity REITs Index are included to show how the Fund's performance compared with the returns of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.